Loans Payable (Line of Credit Grid Note) (Details)													3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 03, 2015 USD ($) $ / shares shares	Nov. 25, 2015 USD ($)	Oct. 30, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($)	Sep. 15, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jul. 01, 2015 USD ($)	Jun. 24, 2015 USD ($)	Jun. 11, 2015 USD ($)	Sep. 16, 2013	Mar. 31, 2016 USD ($)	Nov. 25, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 23, 2015	Dec. 04, 2015 USD ($)	Jun. 30, 2014 USD ($)
Debt Instrument [Line Items]
Stated interest rate (as a percent)																		12.00%
Number of shares issued | shares	8,750,000
Shares issued, price per share (in dollars per share) | $ / shares	$ 0.47
Loans converted to common stock	$ 4,112,000														$ 4,112,000	$ 0
Outstanding balances													$ 26,882,000		26,882,000		$ 24,091,000			$ 15,000,000
Line of Credit | Line of Credit Grid Note
Debt Instrument [Line Items]
Current borrowing capacity											$ 10,000,000		10,000,000		10,000,000		10,000,000
Stated interest rate (as a percent)											12.00%
Stated interest rate in event of default (as a percent)											14.00%
Minimum interest coverage ratio, term											12 months
Minimum interest coverage ratio											1
Proceeds from lines of credit		$ 1,000,000	$ 600,000	$ 500,000	$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000		$ 2,000,000	$ 1,000,000			$ 10,100,000
Repayments of lines of credit									$ 1,425,000
Outstanding balances	$ 8,675,000												4,563,000		4,563,000		3,000,000		$ 4,563,000	$ 0
Debt default, term after due date (in days)										5 days		5 days
Interest expense													$ 138,000		$ 435,000		$ 10,000